EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY [Abstract]
Treasury Shares
We present below the stocks of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2021, 2020 and 2019:

	Number of shares
As of December 31, 2021	Shares of the Group	Shared-based payment (*)	Total
Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	134,133	134,133
Grupo Crédito	–	7,871	7,871
Pacífico Seguros	–	22,966	22,966
Credicorp Capital Servicios Financieros	–	15,561	15,561
Mibanco	–	14,418	14,418
ASB Bank Corp (Atlantic Security Bank)	–	11,193	11,193
Prima AFP	–	6,406	6,406
Other minors	–	16,975	16,975
	14,620,846	229,523	14,850,369

	Number of shares
As of December 31, 2020	Shares of the Group	Shared-based payment (*)	Total
Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	159,339	159,339
Grupo Crédito	–	32,512	32,512
Pacífico Seguros	–	29,845	29,845
Credicorp Capital Servicios Financieros	–	17,598	17,598
Mibanco	–	14,872	14,872
Atlantic Security Bank	–	11,434	11,434
Prima AFP	–	7,664	7,664
Other minors	–	20,342	20,342
	14,620,846	293,606	14,914,452

	Number of shares
As of December 31, 2019	Shares of the Group	Shared-based payment (*)	Total
Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	134,169	134,169
Pacífico Seguros	–	29,539	29,539
Credicorp Capital Servicios Financieros	–	13,830	13,830
Mibanco	–	9,060	9,060
Credicorp Perú	–	21,695	21,695
Credicorp Capital Limited	–	9,518	9,518
Prima AFP	–	6,397	6,397
Other minors	4,387	22,723	27,110
	14,625,233	246,931	14,872,164

(*) Corresponds to treasury stock that were granted to employees and senior management, for which they have the right to vote. These stocks are not vested at said dates, see Note 20.

Reserves Within Equity
“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassified to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2019	452,551	229,470	(3,161)	–	29,593	708,453
Decrease (increase) in net unrealized gains on investments	(58,342)	762,132	–	–	–	703,790
Transfer to results of the net realized loss of investments	–	420,987	–	–	–	420,987
Transfer of the impairment credit loss on investments to profit or loss	–	(745)	–	–	–	(745)
Change in net unrealized loss on cash flow hedges derivatives	–	–	(62,002)	–	–	(62,002)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	–	–	35,059	–	–	35,059
Other reserves	–	–	–	(658,491)	–	(658,491)
Foreign exchange translation	–	–	–	–	(58,862)	(58,862)
Balance as of December 31, 2019	394,209	1,411,844	(30,104)	(658,491)	(29,269)	1,088,189
Decrease (increase) in net unrealized gains on investments	(79,007)	352,008	–	–	–	273,001
Transfer to results of the net realized loss of investments	–	440,416	–	–	–	440,416
Transfer of recovery of credit loss of investments to profit or loss	–	52,263	–	–	–	52,263
Change in net unrealized loss on cash flow hedges derivatives	–	–	(66,782)	–	–	(66,782)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	–	–	55,784	–	–	55,784
Other reserves	–	–	–	(234,107)	–	(234,107)
Foreign exchange translation	–	–	–	–	258,353	258,353
Net movement in hedges of net investments in foreign businesses	–	–	–	–	(1,219)	(1,219)
Balance as of December 31, 2020	315,202	2,256,531	(41,102)	(892,598)	227,865	1,865,898
Decrease in net unrealized gains on investments	(108,317)	(2,411,900)	–	–	–	(2,520,217)
Transfer to results of the net realized loss of investments	–	3,848	–	–	–	3,848
Transfer of recovery of credit loss of investments to profit or loss	–	8,121	–	–	–	8,121
Change in net unrealized gain on cash flow hedges derivatives	–	–	97,251	–	–	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(56,422)	–	–	(56,422)
Other reserves	–	–	–	733,932	–	733,932
Foreign exchange translation	–	–	–	–	160,810	160,810
Net movement in hedges of net investments in foreign businesses	–	–	–	–	(57,319)	(57,319)
Balance as of December 31, 2021	206,885	(143,400)	(273)	(158,666)	331,356	235,902

Components of Other Comprehensive Income
The movement of the item is as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Net unrealized (loss) gain	(2,411,900)	352,008	762,132
Transfer to results of net realized loss	3,848	440,416	420,987
Transfer of recovery (provision) of credit loss to profit or loss	8,121	52,263	(745)
Sub total	(2,399,931)	844,687	1,182,374
Non-controlling interest	(39,890)	13,814	16,082
Income tax	(52,086)	11,717	22,259
	(2,491,907)	870,218	1,220,715

Cash flow hedge reserves:
Net gain (loss) on cash flow hedges	97,251	(66,782)	(62,002)
Transfer of net realized (gains) losses on cash flow hedges derivatives to profit or loss	(56,422)	55,784	35,059
Sub total	40,829	(10,998)	(26,943)
Non-controlling interest	923	(252)	(618)
Income tax	16,834	(3,933)	(10,290)
	58,586	(15,183)	(37,851)

Other reserves:
Insurances reserves	733,932	(234,107)	(658,491)
Non-controlling interest	8,513	(2,867)	(8,065)
Income tax	26,846	(26,846)	–
	769,291	(263,820)	(666,556)

Foreign exchange traslation:
Exchange gains or losses	160,810	258,353	(58,862)
Net movement in hedges of net investments in foreign businesses	(57,319)	(1,219)	–
Sub total	103,491	257,134	(58,862)
Non-controlling interest	358	(1,301)	539
	103,849	255,833	(58,323)
Not to be reclassified to the consolidated statement of income in later periods:
Equity instruments at fair value through other comprehensive income -
Net unrealized loss	(108,317)	(79,007)	(58,342)
Non-controlling interest	33	(165)	(3)
Income tax	(5,402)	(3,414)	(5,999)
	(113,686)	(82,586)	(64,344)
Attributable to:
Credicorp’s equity holders	(1,629,996)	777,709	379,736
Non-controlling interest	(30,063)	9,229	7,935
	(1,660,059)	786,938	387,671

Distribution of Dividends
The chart below shows the distribution of dividends agreed by the Board of Directors :

	2021	2020	2019

Date of Meeting - Board of Directors	26.08.2021	27.02.2020	27.02.2019
Dividends distribution, net of treasury shares effect (in thousands of soles)	398,808	2,392,844	1,595,229
Payment of dividends per share (in soles)	5.0000	30.0000	20.0000
Date of dividends payout	07.10.2021	08.05.2020	10.05.2019
Exchange rate published by the SBS	4.1310	3.4081	3.3150
Dividends payout (equivalent in thousands of US$)	96,540	702,105	481,215